Litigation - Contingencies assets (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 lawsuit	Dec. 31, 2015 BRL (R$)	Dec. 31, 2015 USD ($)
Contingent assets
Enforceable action		R$ 524	$ 135
Number of judicial proceedings	2
Number of favorable judicial decision reached	1